Summarized Financial Information of Subsidiaries - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Balance of permitted transfers to parent company	$ 2,140,551	$ 2,072,542	$ 1,706,875
Description of provisions on senior credit facility transfers to Lamar Advertising	The total debt ratio is equal to or greater than 5.75 to 1 or (ii) the senior debt ratio is equal to or greater than 3.25 to 1.	The total holdings debt ratio is greater than 5.75 to 1 or (y) the senior debt ratio is greater than 3.25 to 1.0.
Debt ratio	5.75	5.75
Senior debt ratio		3.25
Description of actual position on senior credit facility transfers to Lamar Advertising not subject to additional restrictions	The total debt ratio was less than 5.75 to 1 and Lamar Media's senior debt ratio was less than 3.25 to 1; therefore, dividends or distributions to Lamar Advertising were not subject to any additional restrictions under the senior credit facility.	The total holdings debt ratio was less than 5.75 to 1 and Lamar Media's senior debt ratio was less than 3.25 to 1; therefore, transfers to Lamar Advertising were not subject to any additional restrictions under the senior credit facility.
Debt ratio related to actual position on senior credit facility	5.75	5.75
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Senior debt ratio	3.25	3.25
Senior Subordinated Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Senior debt ratio	3.25	3.25